Segment information and revenue analysis (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES	$ 2,579,749	$ 4,486,035
Standard Cloud Based Services [Member]
REVENUES	1,243,483	843,252
Business Process Outsourcing Services [Member]
REVENUES	1,046,074	1,162,071
Business Integration Services [Member]
REVENUES	278,434	2,036,741
Other Revenues [Member]
REVENUES	$ 11,758	$ 443,971